Equity-accounted investees - Summarized of financial information (Details) - RUB (₽) ₽ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Jan. 31, 2020
Summarised financial information
Non-current assets	₽ 10,772,750	₽ 14,362,230	₽ 10,772,750
Current assets	2,266,372	3,810,499	2,266,372
Non-current liabilities	(4,958,672)	(9,023,501)	(4,958,672)
Current liabilities	(4,692,257)	(5,640,486)	(4,692,257)
Goodwill	6,954,183	9,875,224	6,954,183
Carrying amount of the Group's interest in associate	178,847	129,666	178,847
Revenue		8,282,107	7,788,741	₽ 6,117,773
Total comprehensive loss		₽ 1,900,934	₽ 1,539,208	₽ 1,058,050	[1]
Skillaz
Summarised financial information
Percentage ownership interest		25.01%	25.01%
Net assets	20,090	₽ (29,091)	₽ 20,090
Percentage of net assets owned		25.01%
Goodwill	158,757	₽ 158,757	158,757
Carrying amount of the Group's interest in associate	178,847	129,666	178,847
Total comprehensive loss	(30,542)	(49,181)
Contingent liabilities	0	0	0
Capital commitments	0	0	0
Skillaz
Summarised financial information
Non-current assets	95,717	73,467	95,717
Current assets	70,697	74,005	70,697
Non-current liabilities	(26,606)	(49,297)	(26,606)
Current liabilities	(59,479)	(214,493)	(59,479)
Net assets	80,329	₽ (116,318)	₽ 80,329
Percentage of net assets owned		100.00%				100.00%
Revenue	67,701	₽ 152,750
Loss from continuing operations	(122,118)	(196,647)
Total comprehensive loss	₽ (122,118)	₽ (196,647)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.